UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 09/30

Date of reporting period:12/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2008 (Unaudited)

DWS Mid Cap Growth Fund

	Shares	Value ($)

Common Stocks 92.3%
Consumer Discretionary 15.6%
Diversified Consumer Services 1.0%
Strayer Education, Inc. (a)	15,800	3,387,678
Hotels Restaurants & Leisure 1.5%
Darden Restaurants, Inc. (a)	190,200	5,359,836
Internet & Catalog Retail 1.5%
Priceline.com, Inc.* (a)	70,800	5,214,420
Specialty Retail 9.4%
American Eagle Outfitters, Inc.	385,700	3,610,152
Children's Place Retail Stores, Inc.* (a)	319,400	6,924,592
Guess?, Inc. (a)	524,900	8,057,215

Limited Brands, Inc. (a)	323,900	3,251,956
Tiffany & Co. (a)	101,000	2,386,630
Urban Outfitters, Inc.*	597,200	8,946,056

		33,176,601
Textiles, Apparel & Luxury Goods 2.2%
Deckers Outdoor Corp.* (a)	45,700	3,650,059
Lululemon Athletica, Inc.*	229,300	1,818,349
Polo Ralph Lauren Corp. (a)	52,800	2,397,648

		7,866,056
Consumer Staples 3.4%
Personal Products
Herbalife Ltd. (a)	414,200	8,979,856
NBTY, Inc.* (a)	192,300	3,009,495

		11,989,351
Energy 9.5%
Energy Equipment & Services 2.9%
Cameron International Corp.*	162,700	3,335,350
CARBO Ceramics, Inc. (a)	110,300	3,918,959
FMC Technologies, Inc.*	135,200	3,221,816

		10,476,125
Oil, Gas & Consumable Fuels 6.6%
Alpha Natural Resources, Inc.*	102,200	1,654,618
Petrohawk Energy Corp.* (a)	298,100	4,659,303
Range Resources Corp.	141,800	4,876,502
Southwestern Energy Co.* (a)	233,000	6,750,010
Ultra Petroleum Corp.* (a)	152,300	5,255,873

		23,196,306
Financials 6.9%
Capital Markets 5.2%
Northern Trust Corp.	63,200	3,295,248
T. Rowe Price Group, Inc. (a)	182,200	6,457,168
TD Ameritrade Holding Corp.*	342,600	4,882,050
Waddell & Reed Financial, Inc. "A"	250,300	3,869,638

		18,504,104
Diversified Financial Services 1.7%
MSCI, Inc. "A"* (a)	340,084	6,039,892
Health Care 16.0%
Biotechnology 2.4%
Alexion Pharmaceuticals, Inc.*	22,100	799,799
BioMarin Pharmaceutical, Inc.* (a)	53,000	943,400
Cephalon, Inc.* (a)	64,800	4,992,192
Genzyme Corp.*	24,400	1,619,428

		8,354,819
Health Care Providers & Services 5.4%
AMERIGROUP Corp.* (a)	199,800	5,898,096
Humana, Inc.* (a)	84,700	3,157,616
McKesson Corp.	134,600	5,213,058
Pediatrix Medical Group, Inc.*	151,400	4,799,380

		19,068,150
Life Sciences Tools & Services 4.2%
Covance, Inc.* (a)	89,700	4,128,891

Pharmaceutical Product Development, Inc. (a)	371,400	10,774,314

		14,903,205
Pharmaceuticals 4.0%
Mylan, Inc.* (a)	1,047,900	10,363,731
Shire PLC (ADR) (a)	87,100	3,900,338

		14,264,069
Industrials 12.0%
Aerospace & Defense 1.5%
Curtiss-Wright Corp. (a)	157,500	5,258,925
Construction & Engineering 0.8%
Aecom Technology Corp.* (a)	88,800	2,728,824
Electrical Equipment 3.1%
First Solar, Inc.* (a)	26,700	3,683,532
Roper Industries, Inc. (a)	164,500	7,140,945

		10,824,477
Machinery 2.2%
Harsco Corp.	161,300	4,464,784
Joy Global, Inc.	152,600	3,493,014

		7,957,798
Professional Services 4.4%
FTI Consulting, Inc.* (a)	54,800	2,448,464
Huron Consulting Group, Inc.* (a)	125,300	7,175,931
Robert Half International, Inc. (a)	280,900	5,848,338

		15,472,733
Information Technology 20.3%
Communications Equipment 5.1%
Ciena Corp.* (a)	805,200	5,394,840
F5 Networks, Inc.* (a)	299,400	6,844,284
Juniper Networks, Inc.* (a)	326,800	5,722,268

		17,961,392
Electronic Equipment, Instruments & Components 1.6%
Itron, Inc.* (a)	88,900	5,666,486
Internet Software & Services 2.6%
Omniture, Inc.* (a)	408,900	4,350,696
VeriSign, Inc.* (a)	238,500	4,550,580

		8,901,276
IT Services 0.5%
ManTech International Corp. "A"*	33,400	1,809,946
Semiconductors & Semiconductor Equipment 4.3%
Broadcom Corp. "A"* (a)	346,400	5,878,408
Marvell Technology Group Ltd.*	519,900	3,467,733
Microchip Technology, Inc. (a)	168,000	3,281,040
Tessera Technologies, Inc.*	221,200	2,627,856

		15,255,037
Software 6.2%
Adobe Systems, Inc.* (a)	150,400	3,202,016
Autodesk, Inc.* (a)	193,700	3,806,205
Blackboard, Inc.* (a)	209,600	5,497,808
Concur Technologies, Inc.* (a)	111,100	3,646,302
Electronic Arts, Inc.*	145,600	2,335,424

Salesforce.com, Inc.* (a)	107,800	3,450,678

		21,938,433
Materials 4.0%
Chemicals 0.9%
Intrepid Potash, Inc.* (a)	149,200	3,098,884
Construction Materials 0.7%
Martin Marietta Materials, Inc.	26,300	2,553,204
Containers & Packaging 1.0%
Owens-Illinois, Inc.*	128,000	3,498,240
Metals & Mining 1.4%
Gerdau Ameristeel Corp. (a)	811,401	4,917,090
Telecommunication Services 2.6%
Wireless Telecommunication Services
American Tower Corp. "A"*	310,300	9,097,996
Utilities 2.0%
Electric Utilities
Allegheny Energy, Inc.	209,000	7,076,740

Total Common Stocks (Cost $421,961,937)		325,818,093
Securities Lending Collateral 41.4%
Daily Assets Fund Institutional, 1.69% (b) (c) (Cost $146,401,265)	146,401,265	146,401,265
Cash Equivalents 8.0%
Cash Management QP Trust, 1.42% (b) (Cost $28,255,470)	28,255,470	28,255,470
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $596,618,672) †	141.7	500,474,828
Other Assets and Liabilities, Net (a)	(41.7)	(147,366,245)

Net Assets	100.0	353,108,583

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
†

The cost for federal income tax purposes was $596,618,672. At December 31, 2008, net unrealized depreciation for all securities based on tax cost was $96,143,844. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $16,332,890 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $112,476,734.

(a)

All or a portion of these securities were on loan amounting to$144,823,957. In addition, included in other assets and liabilities, net is a pending sale $562,392, that is also on loan. The value of all securities loaned at December 31, 2008 amounted to $145,386,349 which is 41.2% of net assets.

(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)		Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
ADR: American Depositary Receipt

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 472,219,358
Level 2	28,255,470
Level 3	-
Total	$ 500,474,828

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Mid Cap Growth Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Mid Cap Growth Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	February 20, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        February 20, 2008